Segmented Information (Details) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
Reserve Quantities [Line Items]
Assets	$ 56,518	$ 38,139	$ 28,645
Long term assets	41,100	32,735
Canada [Member]
Reserve Quantities [Line Items]
Assets	12,382	3,986
Long term assets	28	49
Tanzania [Member]
Reserve Quantities [Line Items]
Assets	44,136	34,153
Long term assets	$ 41,072	$ 32,686